Operating Segments (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure of operating segments [abstract]
Schedule of Operating Segments
	Year ended December 31, 2020
	NIS millions
	Cellular	Fixed-line	Reconciliation for Consolidation	Consolidated	Reconciliation of subtotal adjusted segment EBITDA to loss for year

Externals revenues	2,349	1,327	-	3,676
Inter-segment revenues	15	153	(168)	-

* Adjusted Segment EBITDA	525	393			918

Depreciation and amortization					(924)
Tax benefit					39
Financing income					10
Financing expenses					(182)
Other income					3
Share based payments					(20)
Share in losses of accounted investees					(14)

Loss for year					(170)

	Year ended December 31, 2019
	NIS millions
	Cellular	Fixed-line	Reconciliation for Consolidation	Consolidated	Reconciliation of subtotal adjusted segment EBITDA to loss for year

Externals revenues	2,326	1,382	-	3,708
Intersectoral revenues	14	147	(161)	-

* Adjusted Segment EBITDA	627	313			940

Depreciation and amortization					(898)
Share-based payments					(8)
Other income					(10)
Financing income					49
Financing expenses					(193)
Share in losses of accounted investees					(10)
Tax benefits					23

Loss for year					(107)

	Year ended December 31, 2018
	NIS millions
	Cellular	Fixed-line	Reconciliation for Consolidation	Consolidated	Reconciliation of subtotal adjusted segment EBITDA to loss for year

Externals revenues	2,371	1,317	-	3,688
Intersectoral revenues	14	147	(161)	-

* Adjusted Segment EBITDA	418	269			687

Depreciation and amortization					(584)
Share-based payments					(2)
Financing income					19
Financing expenses					(190)
Tax benefit					6

Loss for year					(64)

* Adjusted segment EBITDA as reviewed by the Group's CODM, represents earnings before interest (financing expenses, net), taxes, other income (expenses) not part of the Company’s current activity, depreciation and amortization, profits (losses) of equity account investees and share based payments. Adjusted Segment EBITDA is not a financial measure under IFRS and may not be comparable to other similarly titled measures for other companies.